Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
2026	$ 186,464
2027	309,816
2028	251,228
Total lease payments	747,508
Less: Imputed interest	(30,556)
Present value of lease liabilities	716,952	$ 106,548
Less: Current lease liabilities	290,326	52,217
Long-term lease liabilities	$ 426,626	$ 54,331